Capital Structure (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2015	Oct. 31, 2014	Mar. 19, 2014	Jan. 31, 2007	Mar. 26, 2015
Preferred stock, par value (in dollars per share)	$ 0.001		$ 5.00	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding	342,219		342,219	376,387
Preferred stock conversion into common stock, shares
Common stock, shares authorized (in shares)	65,000,000		65,000,000	65,000,000					65,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Restricted common stock, shares				2,500,000
Shares issued to consultants for services				14,493
Proceeds from sale of common stock, net of $801,806 of related costs	$ 8,548,194		$ 6,501,104	$ 1,000,000
Preferred shares were converted			34,168 preferred shares were converted into 194,758 common shares.
Common stock, voting rights	The Company's Common Stock and has voting rights of 5.877 common shares. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion, all accumulated and unpaid dividends were to be paid as additional shares of Common Stock.		The Company's Common Stock and has voting rights of 5.877 common shares. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion, all accumulated and unpaid dividends were to be paid as additional shares of Common Stock.
Restricted common stock, per share				$ 0.40
Common Stock, Shares, Issued	52,015,322		35,015,322	21,148,862
Purchase price per share									$ 0.55
Board of Directors [Member]
Common Stock, Shares, Issued									4,000,000
Credit Agreement [Member]
Proceeds from sale of common stock, net of $801,806 of related costs					8,600,000
Number of common stock shares sold					17,000,000
Common Stock, Shares, Issued									4,000,000
Purchase price per share					$ 0.55
Maximum [Member] | Board of Directors [Member]
Common Stock, Shares, Issued									100,000,000
Minimum [Member] | Board of Directors [Member]
Common Stock, Shares, Issued									65,000,000
Private Placement [Member]
Proceeds from sale of common stock, net of $801,806 of related costs						6,501,100
Number of common stock shares sold						11,820,187
Debt conversion amount	500,000
Common stock issued for conversion of debt, Shares	1,818,182
Common stock issued for conversion of debt	$ 1,000,000
Common shares exercise price						$ 0.055
Warrants to purchase common stock						1,773,027
Offering Price						$ 0.55
Placement Agent [Member]
Warrants to purchase common stock						1,773,027
Series 1 Preferred Stock [Member]
Preferred stock conversion ratio			5.8 shares
Convertible Preferred Stock [Member]
Preferred stock conversion into common stock, shares							1,984,870
Series 1 Convertible Preferred Stock [Member]
Preferred stock conversion into common stock, shares	2,166,246							2,000,000
Dividend rate on Series 1 Convertible Preferred Stock			8.00%
Preferred stock conversion ratio	6.33 shares		5.1 shares